SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2023
Subsequent Event [Line Items]
SUBSEQUENT EVENTS
21. Subsequent Events
The Company evaluated subsequent events from the date of the condensed consolidated balance sheets of September 30, 2023 through the date of the release of financial statements, and has determined that, there have been no subsequent events that require recognition or disclosure in the condensed consolidated financial statements, except as described in Note 1, Note 6, Note 10, Note 12 and as follows:
Nasdaq Delisting Notice—On October 12, 2023, the Company received a letter from the listing qualifications staff (the “Staff”) of Nasdaq notifying the Company that it is not in compliance with the minimum bid price requirement set forth in Nasdaq Listing Rule 5450(a)(1) (the “Bid Price Rule”) for continued listing. The Bid Price Rule requires listed securities to maintain a minimum bid price of $1.00 per share, and Nasdaq Listing Rule 5810(c)(3)(A) (the “Compliance Period Rule”) provides that a failure to meet the minimum bid price requirement exists if the deficiency continues for a period of 30 consecutive business days. The Notice has no immediate effect on the listing of the Company’s Class A common stock, par value $0.0001 per share (the “Common Stock”), which continues to trade on The Nasdaq Global Market under the symbol “BETR.”
In accordance with the Compliance Period Rule, the Company has 180 calendar days to regain compliance. If the Company does not regain compliance during this 180-day period, then the Company may be eligible to transfer to The Nasdaq Capital Market and the Staff may grant the Company a second 180 calendar day period to regain compliance pursuant to the Compliance Period Rule, provided the Company meets the continued listing requirement for market value of publicly held shares and all other initial listing standards for The Nasdaq Capital Market, with the exception of the bid price requirement. In addition, the Company would be required to notify Nasdaq of its intent to cure the minimum bid price deficiency during the second compliance period by effecting a reverse stock split if necessary.
The Company will continue to monitor the closing bid price of its Common Stock and seek to regain compliance with all applicable Nasdaq requirements within the allotted compliance periods.
22. SUBSEQUENT EVENTS
The Company evaluated subsequent events from the date of the consolidated balance sheets of December 31, 2022 through May 11, 2023, the date the consolidated financial statements were issued, and has determined that, there have been no subsequent events that require recognition or disclosure in the consolidated financial statements, except as described in Note 1, Note 5, Note 11, Note 12, Note 13, and as follows:
Amended Corporate Line of Credit—In February 2023, the Company entered into a loan and security agreement (the “2023 Credit Facility”) with Clear Spring Life and Annuity Company, an entity affiliated with the previous agent and acting as an agent for such lenders (together the “Lender”) to amend the existing 2021 Credit Facility. Subsequent to year end, the Company paid down $20.0 million leaving $126.4 million owed in principal balance on the facility. The terms of the 2023 Credit Facility grant relief from the acceleration of payments under minimum revenue triggers from the 2021 Credit Facility. The 2023 Credit Facility splits the principal balance into two tranches, tranche “AB” in the amount of $99.9 million and tranche “C” in the amount of $26.5 million. Tranche
AB is backed by assets that the Company has pledged, mainly loans held for sale that the Company fully owns while tranche C is unsecured debt. Tranche AB has a fixed interest rate of 8.5% and tranche C has a variable interest rate based on the SOFR reference rate for a one-month tenor plus 9.5%. Tranche AB will be repaid with proceeds from sales of pledged assets. Tranche C will be repaid starting in June 2023, $5.0 million per month if the Company obtains commitments to raise $250.0 million in equity or debt by that same date or $200.0 million by June 2024. If the Company does not obtain commitments to raise equity or debt at such dates, the repayment amount will be $12.5 million per month for tranche C. The maturity date of the 2023 Credit Facility will be the earlier of 45 days after the Merger is consummated or in the event that the Merger is not consummated shall be March 25, 2027.
Lease Amendment and Reassignment—In February 2023, the Company entered into a lease amendment with a landlord to surrender an office floor and reassign the lease to a third party. The Company had a lease liability of $13.0 million related to the office space and as part of the amendment the Company paid $4.7 million in cash to the third party. The amendment relieves the Company of the primary obligation under the original lease and as such is considered a termination of the original lease.
Acquisition regulatory approval—In March 2023, the Company obtained regulatory approval from the financial control authorities in the U.K. to close on its acquisition of a banking entity in the U.K. The acquisition is for a total consideration of approximately $15.2 million. The Company subsequently closed on the acquisition on April 1, 2023.
Aurora Acquisition Corp
Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to August 4, 2023, the date that the financial statement was issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.
As previously disclosed, in the second quarter of 2022, Aurora, received a voluntary request for documents from the Division of Enforcement of the SEC, indicating that it was conducting an investigation relating to Aurora and Better to determine if violations of the federal securities laws had occurred. On August 3, 2023, SEC staff informed Aurora and Better that they have concluded the investigation and that they do not intend to recommend an enforcement action against Aurora or Better. This notice from the SEC staff was provided under the guidelines set forth in the final paragraph of Securities Act Release No. 5310.
SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to April 17, 2023, the date that the financial statement was issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.
On January 9, 2023, the Company received a notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC stating that the Company failed to hold an annual meeting of shareholders within 12 months after its fiscal year ended December 31, 2021, as required by Nasdaq Listing Rule 5620(a). In accordance with Nasdaq Listing Rule 5810(c)(2)(G), the Company submitted a plan to regain compliance on February 17, 2023. The Company believes the combined annual and extraordinary general meeting it held on February 24, 2023 will satisfy this requirement under Nasdaq rules.
On February 7, 2023, the Company, Better and the Sponsor entered into a letter agreement, pursuant to which, subject to Better receiving requisite approval therefor (which Better has agreed to use reasonable best efforts to obtain), the parties agreed that, if the proposed Business Combination has not been consummated by the maturity date of the bridge notes, the Sponsor will have the option, without limiting its rights under the bridge note purchase agreement to alternatively exchange its bridge notes on or before the maturity date as follows: (x) for a number of shares of Better preferred stock at a conversion price that represents a 50% discount to the $6.9 billion pre-money equity valuation of Better or (y) for a number of shares of the Company’s Class B common stock at a price per share that represents a 75% discount to the $6.9 billion pre-money equity valuation of Better. On the same date, the Sponsor and Better agreed to defer the maturity date of the bridge notes until September 30, 2023.
On February 8, 2023, the Company repaid an aggregate principal amount of $2.4 million under the Note. After giving effect to this repayment, the amount outstanding under the Note is approximately $412,395.
On February 23, 2023, the Company, the Sponsor, certain individuals, each of whom is a member of our board of directors and/or management team (the “Insiders”), and Better entered into a limited waiver (the “Limited Waiver”) to the Amended and Restated Letter Agreement (the “A&R Letter Agreement”), dated as of May 10, 2021, by and among us, the Sponsor and the Insiders. In the A&R Letter Agreement, the Sponsor and each Insider waived, with respect to any shares of Capital Stock (as defined in the A&R Letter Agreement) held by it, him or her, if any, any redemption rights it, he or she may have in connection with (i) a shareholder vote to approve the Business Combination (as defined in the A&R Letter Agreement), or (ii) a shareholder vote to approve certain amendments to the Company’s amended and restated articles of association (the “Redemption Restriction”).
Pursuant to the Limited Waiver, the Company and the Insiders agreed to waive the Redemption Restriction as it applies to the Sponsor to the limited extent required to allow the redemption of up to an aggregate of $17 million worth of Novator Private Placement Shares held by it in connection with the shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association held on February 24, 2023
As consideration for the Limited Waiver, the Sponsor agreed: (a) if the proposed Business Combination is completed on or before September 30, 2023, to subscribe for and purchase common stock of Better Home & Finance (the “Better Common Stock”), for aggregate cash proceeds to Better equal to the actual aggregate amount of Novator Private Placement Shares redeemed by it in connection with the Limited Waiver (the “Sponsor Redeemed Amount”) at a purchase price of $10.00 per share of Better Common Stock on the closing date of the proposed Business Combination; or (b) if the proposed Business Combination is not completed on or before September 30, 2023, to subscribe for and purchase for $35 million aggregate cash proceeds to Better, at the Sponsor’s election, (x) a number of newly issued shares of Better’s Company Series D Equivalent Preferred Stock (as defined in the bridge note purchase agreement) at a price per share that represents a 50% discount to the Pre-Money Valuation (as defined below) or (y) for a number of shares of Better’s Class B common stock at a price per share that represents a 75% discount to the Pre-Money Valuation. “Pre-Money Valuation” means the $6.9 billion pre-money equity valuation of Better based on the aggregate amount of fully diluted shares of Better’s common stock on an as-converted basis.
As further consideration for the Limited Waiver, the Sponsor agreed to reimburse the Company for reasonable and documented expenses incurred by the Company in connection with the proposed Business Combination, up to the Sponsor Redeemed Amount, to the extent such expenses are not otherwise subject to reimbursement by Better pursuant to the Merger Agreement.
On February 24, 2023, Aurora, Merger Sub and Better entered into Amendment No. 5 to the Merger Agreement, pursuant to which the parties agreed to extend the Agreement End Date (as defined in the Merger Agreement) from March 8, 2023 to September 30, 2023.
The Company held a combined annual and extraordinary general meeting on February 24, 2023, and extended the date by which the Company has to consummate a business combination from March 8, 2023 to September 30, 2023. As part of the meeting, public shareholders redeemed 24,087,689 ordinary shares and the Sponsor redeemed 1,663,760 ordinary shares for an aggregate cash balance of approximately $263,123,592.